Long-Term Debt	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
LONG-TERM DEBT
NOTE 6: LONG-TERM DEBT
Long-term debt consisted of the following:

	June 30, 2016	December 31, 2015
Term Loan B	202,950	203,975
Less deferred finance costs, net	(3,839)	(4,332)
Total long term debt	199,111	199,643
Less unamortized discount	(1,616)	(1,824)
Less current portion, net of deferred finance cost	(654)	(643)
Total Long Term Debt, net of current portion and net of deferred finance costs	$196,841	$197,176
Term Loan B: On June 18, 2015, Navios Midstream and Navios Maritime Midstream Partners Finance (US) Inc. (“Navios Finance”), as co-borrowers, completed the issuance of the $205,000 Term Loan B (the “Term Loan B”). The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.

The Term Loan B requires maintenance of a loan to value ratio of no greater than 0.85 to 1.0 and a minimum interest coverage ratio of at least 3.75 to 1.0, and other restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B also provides for excess cash flow prepayments and customary events of default.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Midstream's vessels and other collateral and are guaranteed by each vessel-owning subsidiary.
As of June 30, 2016, Navios Midstream was in compliance with the covenants set forth in the Term Loan B.
As of June 30, 2016, a balance of $202,950 was outstanding under the Term Loan B.
The maturity table below reflects the principal payments of credit facilities outstanding as of June 30, 2016 for the next five years and thereafter are based on the repayment schedule of the respective loan facilities (as described above).
The weighted average interest rate as of June 30, 2016 and 2015 was 5.50% and 3.51%, respectively.

June 30, 2016
Long-Term Debt Obligations:
Year
June 30, 2017	$2,050
June 30, 2018	2,050
June 30, 2019	2,050
June 30, 2020	196,800
Total	$202,950